Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our Compensation and Organization Committee’s practice is to approve the value and type of annual equity awards to the named executive officers in the first quarter of each fiscal year, with the effective grant date being the second trading day following the release of the Company’s fourth quarter and full year earnings. Our Compensation and Organization Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We have not granted stock options to named executive officers since 2021.

Award Timing Method	Organization Committee does not take material nonpublic information into account when determining the timing and terms of equity awards
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Compensation and Organization Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false